Investment In Loan Pool Participation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investment In Loan Pool Participation [Abstract]
Investment In Loan Pool Participation

NOTE 7—INVESTMENT IN LOAN POOL PARTICIPATION

In August 2011, Kennedy-Wilson, in partnership with a bank, acquired a loan portfolio with deteriorated credit quality totaling $43.7 million in unpaid principal balance. The loan portfolio is comprised of nine nonperforming loans secured by eight retail properties located in Southern California. The amount contractually due under the terms of the notes as of September 30, 2011 is $43.7 million.

In 2010, Kennedy-Wilson, in partnership with a bank, acquired two loan portfolios with deteriorated credit quality. The loan portfolios, which were acquired from a regional bank, are comprised of loans secured by residential, hotel, retail, office, land, multifamily and other assets predominantly located in Southern California. The amount contractually due under the terms of the notes as of September 30, 2011 is $228.7 million.

Contractual payments of principal and interest of $0.8 million are due monthly from the loan pool participations. As of September 30, 2011, Kennedy-Wilson expects to accrete $18.2 million, including $2.1 million of noncontrolling interest, in interest income from loan pool participations over the total estimated collection period. During the three and nine months ended September 30, 2011, Kennedy-Wilson recognized $0.8 million, including an immaterial amount in noncontrolling interests, and $4.7 million, including $0.5 million in noncontrolling interest, respectively, of interest income from loan pool participations in the accompanying consolidated statement of operations and comprehensive (loss) income. During the three and nine months ended September 30, 2010, Kennedy-Wilson recognized $3.2 million, including $0.5 million in noncontrolling interests, and $6.3 million, including $1.0 million in noncontrolling interest, respectively, of interest income from loan pool participations in the accompanying consolidated statement of operations and comprehensive (loss) income. From acquisition through September 30, 2011, Kennedy-Wilson has accreted $14.0 million, including $1.9 million of noncontrolling interests, of interest on notes receivable included in the accompanying consolidated balance sheet.

NOTE 8—INVESTMENTS IN LOAN POOL PARTICIPATIONS

In 2010, Kennedy-Wilson, in partnership with a bank, acquired two loan portfolios totaling approximately $424.5 million in unpaid principal balance. The loan portfolios, which were acquired from a regional bank, are comprised of loans secured by residential, hotel, retail, office, land, multifamily and other assets predominantly located in Southern California. Kennedy-Wilson expects to accrete $21.9 million, including $4.1 million of noncontrolling interest, in interest income from loan pool participations over the estimated collection period. The amount contractually due under the terms of the notes as of December 31, 2010 is $306.7 million. Contractual payments of principal and interest of $1.1 million are due monthly. During 2010, Kennedy-Wilson recognized $9.3 million, including $1.4 million in noncontrolling interests, of interest income from loan pool participations and notes receivable in the accompanying consolidated statement of operations and comprehensive income (loss). Kennedy- Wilson's investment balance was $25.2 million at December 31, 2010.